Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 0.54	$ 0.49	$ 1.08	$ 0.98
Dividends declared	$ 243	$ 230	$ 487	$ 462
Dividends reinvested	(8)		(15)	(8)
Dividends paid	$ 235	$ 230	$ 472	$ 454